FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES
Set out below is the carrying value and fair value of the Company’s financial instruments as of December 31. Details regarding how fair value is determined for each class of financial instruments is disclosed later in this Note.
FINANCIAL ASSETS
The Company holds the following financial assets as of December 31:

	Carrying value		Fair value
Financial assets	2018	2017	2018	2017
Financial assets at fair value through profit or loss
Derivatives not designated as hedges	14	10	14	10
Derivatives designated as net investment hedges	45	—	45	—
Investments in debt instruments *	36	71	36	71
Other	3	—	3	—
	98	81	98	81

Financial assets at amortized cost
Cash pledged as collateral **	31	998	31	998
Other investments	17	85	17	85
	48	1,083	48	1,083

Total financial assets	146	1,164	146	1,164
Non-current	58	34
Current	88	1,130

* Investments in debt instruments relate primarily to government bonds and are measured at fair value through other comprehensive income (with recycling). Balances in the comparative year were classified as Available for sale financial asset, see Note 25 for further details.
** Amount in 2017 relates to the mandatory tender offer in relation to GTH, which was subsequently withdrawn, see Note 10 for further details.
FINANCIAL LIABILITIES
The Company holds the following financial liabilities as of December 31:

	Carrying value		Fair value
Financial Liabilities	2018	2017	2018	2017
Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges	65	—	65	—
Derivatives designated as net investment hedges	—	59	—	59
Contingent consideration	40	49	40	49
Other	2	1	2	1
	107	109	107	109

Financial liabilities at amortized cost
Principal amount outstanding	7,298	11,103	7,349	11,548
Interest accrued	81	129	81	130
Discounts, unamortized fees, hedge basis adjustment	(13)	(34)	—	—
Bank loans and bonds	7,366	11,198	7,430	11,678

Put-option liability over non-controlling interest	306	310	306	310
Other financial liabilities	77	13	77	13

	7,749	11,521	7,813	12,001

Total financial liabilities	7,856	11,630	7,920	12,110
Non-current	6,567	10,362
Current	1,289	1,268

Subsequent to the sale of the Italy Joint Venture, the Company entered into cross-currency interest rate swaps opposite to those originally used for hedging the Euro exposure (arising on the net investment in the joint venture) which resulted in locking-in the valuation of the original instruments. Although the opposite swaps were entered into with original counterparties, the transactions do not meet the criteria for set-off according to IFRS.
Bank loans and bonds
The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2018	2017

VEON Holdings	Loans	None	RUB	8.75% - 10.0%	2022	2,051	2,474
VEON Holdings	Notes	None	US$	5.2% - 5.95%	2019 -2023	1,100	1,554
VEON Holdings	Notes	None	US$	3.95% - 4.95%	2021 - 2024	1,133	1,500
VEON Holdings	Loans	None	EUR	3mEURIBOR + 1.9% - 2.75%	2022	—	752
VEON Holdings	Notes	PJSC VimpelCom	US$	7.5%	2022	417	628
VEON Holdings	Syndicated loan (RCF)	None	US$	1mLIBOR + 2.25%	2018	—	250
VEON Holdings	Notes	None	RUB	9.0%	2018	—	208
GTH Finance B.V.	Notes	VEON Holdings B.V.	US$	6.25% - 7.25%	2020 -2023	1,200	1,200
VIP Finance Ireland	Eurobonds	None	US$	7.748% 2017: 7.748% - 9.1%	2021	262	543
PMCL	Loans	None	PKR	6mKIBOR + 0.35% - 0.8%	2020 -2022	256	379
PMCL	Loans	EKN *	US$	6mLIBOR + 1.9%	2020	137	212
Banglalink	Senior Notes	None	US$	8.6%	2019	300	300
Banglalink	Loans	None	BDT	Average bank deposit rate + 3.0% - 4.25%	2020 - 2022	146	—

	Other loans					296	1,103

	Total bank loans and bonds					7,298	11,103
* Exportkreditnämnden (The Swedish Export Credit Agency)
Termination of Guarantees
On June 30, 2017, the guarantees issued by VEON Holdings under each of the RUB 12,000 million 9.00% notes due 2018 (the “RUB Notes”), the US$600 5.20% notes due 2019 (the “2019 Notes”) and the US$1,000 5.95% notes due 2023 (the “2023 Notes”, and together with the RUB Notes and the 2019 Notes, the “Guaranteed Notes”), issued by PJSC VimpelCom, were terminated. VEON Holdings exercised its option to terminate the guarantees pursuant to the terms of the trust deeds entered into in respect of the Notes, between VEON Holdings, PJSC VimpelCom and BNY Mellon Corporate Trustee Services Limited, each dated February 13, 2013 (together the “Trust Deeds”).
Reconciliation of cash flows from financing activities

Bank loans and bonds at amortized cost	2018	2017

Balance as of January 1	11,198	10,702

Cash flows
Proceeds from borrowings, net of fees paid	807	6,193
Repayment of borrowings	(4,122)	(5,948)
Interest paid	(736)	(834)

Non-cash movements
Interest expense	738	774
Early redemption premium accrued *	44	168
Foreign currency translation	(573)	138
Other non-cash movements	10	5

Balance as of December 31	7,366	11,198
* Early redemption premium accrued in respect of the settlement of the cash tender offer for certain outstanding debt securities, see below for further information. The amount accrued relates to the excess of purchase price over the principal amount outstanding, which, together with the release of unamortized debt issuance costs and unamortized fair value hedge basis adjustment, resulted in a loss from early debt redemption of US$30 (2017: US$124), recorded within “Other non-operating gains/losses” (refer to Note 5).
Cash tender offer for certain outstanding bonds and modification of covenants
In November 2018, the Company commenced a cash tender offer in respect of (A) any and all of the outstanding (i) US$1,000 7.748% Loan Participation Notes due 2021 issued by, but with limited recourse to, VIP Finance Ireland Limited (the “2021 Notes”), (ii) US$1,500 7.5043% Guaranteed Notes due 2022 issued by VEON Holdings B.V. (the “2022 Notes”), (iii) US$1,000 5.95% Notes due 2023 issued by VEON Holdings B.V. (the “2023 Notes”, and together with the 2021 Notes and the 2022 Notes, the “Any and All Notes”), and (B) up to maximum tender consideration of US$400 of the US$900 4.950% Notes due 2024 issued by VEON Holdings B.V. (the “2024 Notes”, and together with the Any and All Notes, the “Notes”).
The aggregate principal amount of the Notes accepted for repurchase was US$1,147, which was settled on December 17, 2018 for the 2024 Notes, and on December 31, 2018 for the Any and All Notes. The unamortized debt issuance costs and unamortized fair value hedge basis adjustment were released to the income statement at the date of the closing, which, together with the early redemption premium, resulted in a loss from early debt redemption of US$30, recorded within “Other non-operating gains/losses” (refer to Note 5).
Simultaneously with the tender, the Company requested bondholders’ consent to amend or remove certain covenants contained in the Any and All Notes, including the negative pledge covenant. Supplemental trust deeds and an amendment agreement documenting those changes were executed on December 28, 2018.
Issuance of new notes and cash tender offer for certain outstanding debt securities
In May 2017, VEON Holdings commenced a cash tender offer in respect of the outstanding (i) US$1,000 9.125% Loan Participation Notes due 2018 issued by, but with limited recourse to, VIP Finance Ireland Limited (the “2018 Notes”), (ii) the 2021 Notes and (iii) the 2022 Notes (together with the 2018 Notes and the 2021 Notes, the “Existing Notes”).
The aggregate principal amount accepted for repurchase was US$1,259, which was settled in June 2017. The unamortized debt issuance costs and unamortized fair value hedge basis adjustment were released to the income statement at the date of the closing, which, together with the early redemption premium, resulted in a loss from early debt redemption of US$124, recorded within “Other non-operating gains/losses” (refer to Note 5).
In June 2017, VEON Holdings issued US$600 3.95% Senior Notes due 2021 and US$900 4.95% Senior Notes due 2024 (together, the “New Notes”). The net proceeds of the New Notes were used to finance the purchase of the Existing Notes and for general corporate purposes.
FAIR VALUES
The fair value of financial assets and liabilities is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the balance sheet date. The fair values were estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile.
The carrying amount of cash and cash equivalents, trade and other receivables, and trade and other payables approximate their respective fair value.
The fair value of derivative financial instruments is determined using the discounted cash flows technique. Observable inputs (Level 2) used in the valuation techniques include LIBOR, EURIBOR, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.
Fair value hierarchy
As of December 31, 2018 and 2017, the Group recognized financial instruments at fair value in the statement of financial position.
The fair value hierarchy ranks fair value measurements based on the type of inputs used in the valuation; it does not depend on the type of valuation techniques used:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

•	Level 3: unobservable inputs are used for the asset or liability
As of December 31, 2018 and 2017, all financial assets or financial liabilities carried at fair value were measured based on Level 2 inputs, except for Contingent consideration, for which fair value is classified as Level 3.
Transfers into and out of fair value hierarchy levels are recognized at the end of the reporting period (or the date of the event or change in circumstances that caused the transfer). On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between Level 2 and Level 3. This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations.
During the years ended December 31, 2018 and 2017, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
The following table summarizes the movements relating to financial instruments classified as Level 3 in the fair value hierarchy for the years ended December 31, 2018 and 2017:

	Financial assets at fair value	Financial liabilities at fair value
	Investments in debt instruments	Contingent consideration

As of January 1, 2017	29	47

Impairment loss	(20)	—
Change in fair value recognized in other comprehensive income	(9)	—
Change in fair value recognized in the income statement	—	2

As of December 31, 2017	—	49

Change in fair value recognized in the income statement	—	(9)

As of December 31, 2018	—	40

All impairment losses and changes in fair values of financial instruments are unrealized and are recorded in “Other non-operating losses” in the consolidated income statement or “Other” in the consolidated statement of comprehensive income.
HEDGE ACCOUNTING
The following table sets out the Company’s hedging instruments designated as net investment hedges as of December 31:

Hedging instruments*	Designated rate	Excluded component	Hedged item	Currency	Aggregated designated nominal value of hedged items, million
					2018	2017
Cross currency interest rate swaps **	Forward	foreign currency basis spread	Italy Joint Venture	EUR	—	537 ***
Euro-denominated loans **	Spot	n/a	Italy Joint Venture	EUR	—	627
Foreign currency forward contracts	Forward	foreign currency basis spread	PJSC VimpelCom	RUB	68,639 ****	—

* Refer to Note 16 for information regarding the carrying amounts of the hedging instruments.
** Hedging relationships were terminated due to disposal of the hedged item. Refer to Note 10 for further details.
*** Exchanged to US$600 at maturity on June 16, 2021.
**** Hedging instruments have a weighted average term to maturity of 2 years as of December 31, 2018.
There is economic relationship between the hedged net investments and the hedging instruments because the hedged items create a translation risk that matches the foreign exchange risk of the hedging instruments. The hedge ratio for each of the above relationships was set at 1:1 as the underlying risk of the hedging instruments is identical to the hedged risk and the nominal value of hedging instruments has not exceeded the amounts of respective net investments. The hedge ineffectiveness might arise from:

•	the value of a net investment falling below the related designated nominal value of the hedging items, or

•	counterparties’ credit risk impacting the hedging item (where applicable) but not the hedged net investment.
During the periods covered by these consolidated financial statements, the value of ineffectiveness was immaterial for all hedging relationships.
Impact of hedge accounting on equity
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign currency translation reserve	Cost of hedging reserve

As of January 1, 2017	(7,109)	—

Foreign currency revaluation of the foreign operations and other	(433)	—
Effective portion of foreign currency revaluation of the hedging instruments *	(125)	—

As of December 31, 2017	(7,667)	—

Foreign currency revaluation of the foreign operations	(753)	—
Effective portion of foreign currency revaluation of the hedging instruments *	83	—
Change in fair value of foreign currency basis spreads	—	(4)
Amortization of time-period related foreign currency basis spreads	—	5
Net investment hedge amount reclassified to profit or loss – sale of Italy Joint Venture	80	4
Disposal of subsidiaries – reclassification to profit or loss	(159)	—

As of December 31, 2018	(8,416)	5
* Amounts represent the changes in fair value of the hedging financial instruments and closely approximate the changes in value of the hedged items used to recognize hedge ineffectiveness.
OFFSETTING FINANCIAL ASSETS AND LIABILITIES
For financial assets and liabilities subject to netting arrangements, each agreement between the Group and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities are settled on a gross basis.
The major arrangements applicable for the Group are agreements with national and international interconnect operators and agreements with roaming partners.
Several entities of the Group have entered into International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or equivalent documents with their counterparties, governing the derivative transactions entered into between these entities and their counterparties. These documents provide for set-off of outstanding derivative positions in the event of termination if an Event of Default of either entity or the counterparty occurs.

				Related amounts not set off in the statement of financial position
	Gross amounts recognized	Gross amounts set off in the statement of financial position	Net amounts presented in the statement of financial position	Financial instruments	Cash collateral received	Net amount

As of December 31, 2018
Other financial assets (non-current)	58	—	58	—	—	58
Other financial liabilities (non-current)	6,567	—	6,567	—	—	6,567

Other financial assets (current)	88	—	88	—	—	88
Other financial liabilities (current)	1,289	—	1,289	—	—	1,289

Trade and other receivables	617	(40)	577	—	—	577
Trade and other payables	1,472	(40)	1,432	—	—	1,432

As of December 31, 2017
Other financial assets (non-current)	34	—	34	—	—	34
Other financial liabilities (non-current)	10,362	—	10,362	—	—	10,362

Other financial assets (current)	1,130	—	1,130	—	—	1,130
Other financial liabilities (current)	1,268	—	1,268	—	—	1,268

Trade and other receivables	817	(72)	745	—	—	745
Trade and other payables	1,595	(72)	1,523	—	—	1,523

ACCOUNTING POLICIES
Put options over non-controlling interest
Put options over non-controlling interest of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.
Derivative contracts
VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur.
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.
SOURCE OF ESTIMATION UNCERTAINTY
Fair value of financial instruments
Where the fair value of financial assets and financial liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows model. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgment is required in establishing fair values. The judgments include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.